GOODWILL (Details Narrative) - USD ($)	Dec. 26, 2020	Jun. 27, 2020	Jun. 29, 2019	Feb. 13, 2019	Dec. 03, 2018
ASSETS HELD FOR SALE
Goodwill	$ 33,861,150	$ 33,861,150	$ 53,786,872	$ 14,860,708	$ 16,912,951
Goodwill impairment loss		$ 26,273,287